Financial risk management - Schedule of fair value analysis (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 3,587	£ 6,429
Liabilities	(1,018)	(1,202)
Financial assets (liabilities)	2,569	5,227
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,914	5,156
Liabilities	0	0
Financial assets (liabilities)	1,914	5,156
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,187	830
Liabilities	(919)	(1,082)
Financial assets (liabilities)	268	(252)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	486	443
Liabilities	(99)	(120)
Financial assets (liabilities)	387	323	£ 406
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(950)	(1,138)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(864)	(1,043)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(86)	(95)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(68)	(64)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(55)	(39)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(13)	(25)
Investments held at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,364	5,563
Investments held at FVTPL | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,914	5,156
Investments held at FVTPL | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	450	407
Investments held at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	385	384
Investments held at FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	385	384
Investments held at FVOCI | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	717	375
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	691	344
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	26	31
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	121	107
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	111	102
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 10	£ 5